Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2024
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 8 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

As of December 31, 2024 and 2023, prepaid expenses and other current assets consisted of the following:

	December 31,	December 31,
	2024	2023
Prepaid professional service fees	$14,476	$14,955
Other receivables(1)	4,961	297,349
Others(2)	123,828	103,421
	$143,265	$415,725

Notes:

(1)	Other receivables mainly consist of other receivables from third parties and advances to employees.

(2)	Others mainly consist of deductible value-added tax.